Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUNAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2023
SA Janus Focused Growth Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SA Janus Focused Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual fee waivers remain in effect only for the period ending April 30, 2024. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio’s investment goal is long-term growth of capital. The Portfolio attempts to achieve its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long-term growth potential. The Portfolio is non-diversified and, thus, will generally hold a core position of 30 to 40 common stocks. The Portfolio invests primarily in common stocks of large-cap companies but may also invest in smaller, emerging growth companies. The Portfolio may invest up to 25% of its assets in foreign securities which may include emerging market securities.In selecting investments for the Portfolio, the subadviser seeks to invest in companies with distinct long-term competitive advantages, strong free cash flow generation and that trade at attractive valuations.The subadviser applies a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.The subadviser may reduce or sell the Portfolio’s investments in portfolio securities if, in the opinion of the subadviser, replacing a security with another is a more attractive investment, a security has reached full valuation, or the investment outlook for a security changes.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.The following is a summary of the principal risks of investing in the Portfolio.Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.The coronavirus (COVID-19) pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.Growth Stock Risk. The Portfolio invests substantially in growth style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.Non-Diversification Risk. The Portfolio is organized as a “non-diversified” fund. A non-diversified fund may invest a larger portion of assets in the securities of a single company than a diversified fund. By concentrating in a smaller number of issuers, the Portfolio’s risk may beincreased because the effect of each security on the Portfolio’s performance is greater.Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Portfolio goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Portfolio is organized as a “non-diversified” fund. A non-diversified fund may invest a larger portion of assets in the securities of a single company than a diversified fund. By concentrating in a smaller number of issuers, the Portfolio’s risk may beincreased because the effect of each security on the Portfolio’s performance is greater.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Russell 1000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.Janus Henderson Investors US LLC (“Janus”) assumed subadvisory duties of the Portfolio on June 30, 2016. Prior to June 30, 2016, Marsico Capital Management, LLC served as subadviser.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Russell 1000® Growth Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 1 Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	 Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart:Highest QuarterlyReturn:June 30, 202026.73%Lowest QuarterlyReturn:June 30, 2022-25.32%Year to Date MostRecent Quarter:March 31, 202313.92%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2022)
SA Janus Focused Growth Portfolio | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.79%	[1]
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	483
10 Years	rr_ExpenseExampleYear10	$ 1,087
2013	rr_AnnualReturn2013	34.66%
2014	rr_AnnualReturn2014	11.22%
2015	rr_AnnualReturn2015	0.25%
2016	rr_AnnualReturn2016	(1.44%)
2017	rr_AnnualReturn2017	30.15%
2018	rr_AnnualReturn2018	1.32%
2019	rr_AnnualReturn2019	36.22%
2020	rr_AnnualReturn2020	39.00%
2021	rr_AnnualReturn2021	23.31%
2022	rr_AnnualReturn2022	(33.54%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date MostRecent Quarter:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest QuarterlyReturn:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest QuarterlyReturn:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.32%)
1 Year	rr_AverageAnnualReturnYear01	(33.54%)
5 Years	rr_AverageAnnualReturnYear05	9.47%
10 Years	rr_AverageAnnualReturnYear10	11.72%
SA Janus Focused Growth Portfolio | Class 2
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.94%	[1]
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	321
5 Years	rr_ExpenseExampleYear05	564
10 Years	rr_ExpenseExampleYear10	$ 1,262
1 Year	rr_AverageAnnualReturnYear01	(33.69%)
5 Years	rr_AverageAnnualReturnYear05	9.29%
10 Years	rr_AverageAnnualReturnYear10	11.54%
SA Janus Focused Growth Portfolio | Class 3
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.04%	[1]
1 Year	rr_ExpenseExampleYear01	$ 106
3 Years	rr_ExpenseExampleYear03	352
5 Years	rr_ExpenseExampleYear05	618
10 Years	rr_ExpenseExampleYear10	$ 1,377
1 Year	rr_AverageAnnualReturnYear01	(33.70%)
5 Years	rr_AverageAnnualReturnYear05	9.20%
10 Years	rr_AverageAnnualReturnYear10	11.44%
SA Janus Focused Growth Portfolio | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(29.14%)
5 Years	rr_AverageAnnualReturnYear05	10.96%
10 Years	rr_AverageAnnualReturnYear10	14.10%

[1]	Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2024, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive its advisory fee with respect to the Portfolio so that the advisory fee payable by the Portfolio to SunAmerica is equal to 0.75% of average daily net assets. This agreement may only be terminated by the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.